Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of accounts receivable – related parties
	Relationship	Nature	December 31, 2022	December 31, 2021

Nanjing Culture Exchange Art Property Exchange Co., Ltd. (“Nanjing Culture”)	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each beneficially owns 11.5% shares of the Company	Receivable from technological service fee revenue	$16,345	$6,070
Jinling Cultural Property Exchange Co., Ltd.(“Jinling Cultural”)	Its major shareholder is also a major shareholder of Jiangsu Yanggu	Receivable from technological service fee revenue	12,966	2,023
Total			$29,311	$8,093

Schedule of other payables – related parties
	Relationship	Nature	December 31, 2022	December 31, 2021

Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang Art Purchase E-commerce Co., Ltd., a related party of the Company	Payable for online advertising expenses	-	1,665
Zhongcang Warehouse Co., Ltd.	An 18% subsidiary of the VIE of the Company	Payable for storage fees	28,727	-
Total			$28,727	$1,665

Schedule of other payables – related parties
	Relationship	December 31, 2022	December 31, 2021

Mun Wah Wan	Chairman of the board of directors of the Company	3,262	-
Total		$3,262	$-

Schedule of net revenues – related parties
	Relationship	Nature	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020

Nanjing Culture	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each beneficially owns 11.5% shares of the Company	Technological service fee revenue	$29,934	$38,959	$41,571
Jinling Cultural	It is owned by our 11.5% beneficial shareholder, Huajun Gao	Technological service fee revenue	21,542	22,519	21,042
Hunan Huaqiang Artwork Trading Center Co., Ltd.	49% owned by Jinling Cultural	Technological service fee revenue	17,091	21,821	20,390
Nanjing Jinwang Art Purchase E-commerce Co., Ltd.(“Nanjing Jinwang”)	It is owned by Huajun Gao and Aimin Kong, each a 11.5% beneficial shareholder of the Company	Technological service fee revenue	-	17,813	-
Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang	Technological service fee revenue	97,758	132,045	130,169
Total			$166,325	$233,157	$213,172

Schedule of cost of revenues – related party
	Relationship	Nature	Year Ended December 31, 2022	Year Ended December 31, 2021

Zhongcang Warehouse Co., Ltd.	An 18% subsidiary of the VIE of the Company	Storage fees	$304,400	$730,006

Schedule of selling and marketing expenses – related party
	Relationship	Nature	Year Ended December 31, 2022	Year Ended December 31, 2021

Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang	Online advertising expenses	$43,590	$359,967